UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2020

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
Responsible Municipal Income Fund
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report June 30, 2020
Calvert
Responsible Municipal Income Fund

Calvert
Responsible Municipal Income Fund
June 30, 2020
Performance

Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/23/1983	08/23/1983	2.14%	4.28%	3.52%	3.40%
Class A with 3.75% Maximum Sales Charge	—	—	(1.71)	0.37	2.73	3.01
Class C at NAV	07/15/2015	08/23/1983	1.76	3.50	2.76	3.02
Class C with 1% Maximum Sales Charge	—	—	0.76	2.50	2.76	3.02
Class I at NAV	07/15/2015	08/23/1983	2.32	4.60	3.86	3.57

Bloomberg Barclays Municipal Bond Index	—	—	2.08%	4.45%	3.93%	4.21%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.96%	1.71%	0.71%
Net	0.75	1.50	0.50

% SEC Yield[4]	Class A	Class C	Class I
SEC 30-day Yield - Subsidized	0.58%	(0.13)%	0.86%
SEC 30-day Yield - Unsubsidized	0.49	(0.23)	0.75
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Responsible Municipal Income Fund
June 30, 2020
Fund Profile

Credit Quality (% of bonds and municipal obligations)*

* Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
See Endnotes and Additional Disclosures in this report.
3

Calvert
Responsible Municipal Income Fund
June 30, 2020
Endnotes and Additional Disclosures

[1]	Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Calvert
Responsible Municipal Income Fund
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,021.40	$3.77 **	0.75%
Class C	$1,000.00	$1,017.60	$7.52 **	1.50%
Class I	$1,000.00	$1,023.20	$2.52 **	0.50%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.13	$3.77 **	0.75%
Class C	$1,000.00	$1,017.40	$7.52 **	1.50%
Class I	$1,000.00	$1,022.38	$2.51 **	0.50%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Responsible Municipal Income Fund
June 30, 2020
Schedule of Investments (Unaudited)

Corporate Bonds — 2.3%

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 0.8%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$2,000	$ 2,148,576
		$ 2,148,576
Other Revenue — 1.5%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 4,099,011
		$ 4,099,011
Total Corporate Bonds (identified cost $6,000,000)		$ 6,247,587

Tax-Exempt Municipal Obligations — 79.8%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 9.4%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,304,320
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,420,942
Illinois Finance Authority, (Clean Water Initiative Revolving Fund):
5.00%, 7/1/32	1,500	1,853,700
Green Bonds, 5.00%, 7/1/37	1,250	1,591,362
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,499,440
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,931,430
Oklahoma Water Resources Board:
4.00%, 10/1/31(1)	120	150,539
4.00%, 10/1/32(1)	430	533,660
4.00%, 10/1/34(1)	150	183,557
Texas Water Development Board, (Revolving Fund):
4.00%, 8/1/34	5,000	6,256,300
4.00%, 8/1/37	2,750	3,386,487
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	3,234,775
Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/34	1,295	1,711,032
		$ 26,057,544
Education — 7.3%
Arizona State University:
Green Bonds, 5.00%, 7/1/39	$2,000	$ 2,562,280
Security	Principal Amount (000's omitted)	Value
Education (continued)
Arizona State University: (continued)
Green Bonds, 5.00%, 7/1/41	$3,000	$ 3,489,180
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,118,251
Green Bonds, 5.00%, 10/1/36	765	918,719
Green Bonds, 5.00%, 10/1/38	730	871,773
Colorado State University:
4.00%, 3/1/26	210	246,794
5.00%, 3/1/27	225	283,325
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(2)	360	386,719
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	656,160
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,163,980
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,238,672
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	630,785
Ohio State University, 5.00%, 12/1/29	1,915	2,618,590
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,696,119
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,382,340
		$ 20,263,687
Electric Utilities — 1.9%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$ 1,299,000
Southern California Public Power Authority, Green Bonds, 5.00%, 7/1/30	1,500	1,718,220
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,318,128
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	832,970
		$ 5,168,318
Escrowed/Prerefunded — 1.2%
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	$1,000	$ 1,019,930
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	116,848
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,150,010
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,150,010
		$ 3,436,798
General Obligations — 20.3%
Bexar County, TX, 4.00%, 6/15/32	$2,000	$ 2,330,380

6
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
Green Bonds, 3.75%, 10/1/37	$1,000	$ 1,074,190
4.00%, 9/1/32	1,000	1,162,750
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,153,290
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,450,340
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	942,390
Franklin Regional School District, PA, 5.00%, 5/1/27	100	127,280
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,751,835
Hawaii, 4.00%, 10/1/34	2,000	2,301,160
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,325,500
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,757,045
Lewisville Independent School District, TX , (PSF Guaranteed), 4.00%, 8/15/36(1)	5,595	6,792,274
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,346,460
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,469,040
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,998,288
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,280,560
Milwaukee Metropolitan Sewerage District, WI, Green Bonds-Climate Bond Certified, 4.00%, 10/1/30	3,615	4,543,368
Minneapolis, MN, Green Bonds, 3.00%, 12/1/25	1,385	1,566,103
New York, NY, 5.00%, 8/1/26	2,000	2,287,320
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,250,050
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,199,720
5.00%, 2/1/33	650	821,333
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 4.00%, 2/1/32(1)	300	368,445
Green Bonds, 4.00%, 2/1/33(1)	250	303,342
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,549,500
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,260,320
Green Bonds, 5.00%, 8/1/35	1,120	1,471,938
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,196,615
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,720,327
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,232,500
		$ 56,033,663
Security	Principal Amount (000's omitted)	Value
Hospital — 2.8%
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$ 592,905
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,135,920
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,435,080
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000	2,502,120
		$ 7,666,025
Housing — 5.3%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$ 1,481,143
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,165,778
4.00%, 5/15/34	1,145	1,282,881
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,683,659
4.35%, 7/1/50	1,000	1,073,730
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	814,268
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000	1,078,250
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	2,085,780
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500	513,325
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000	1,066,600
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	728,015
5.00%, 6/1/29	365	400,168
Utah Housing Corp., 4.00%, 1/1/36	1,235	1,323,883
		$ 14,697,480
Industrial Development Revenue — 0.9%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$ 930,614
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,012,010
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	510,910
		$ 2,453,534
Insured - General Obligations — 0.8%
Connecticut, (AGM), 5.00%, 10/15/27	$1,155	$ 1,429,925

7
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$ 945,140
		$ 2,375,065
Insured - Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	$500	$ 560,535
		$ 560,535
Insured - Solid Waste — 0.5%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center), (AGM), (AMT):
Green Bonds, 5.00%, 9/1/28	$500	$ 652,370
Green Bonds, 5.00%, 9/1/30	500	658,410
		$ 1,310,780
Insured - Special Tax Revenue — 0.2%
Martha's Vineyard Land Bank, (BAM), Green Bonds, 5.00%, 5/1/32	$400	$ 495,888
		$ 495,888
Insured - Transportation — 0.4%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$ 1,167,670
		$ 1,167,670
Lease Revenue / Certificates of Participation — 1.6%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	$500	$ 555,670
4.00%, 10/1/35	600	664,956
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,315,500
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,778,460
		$ 4,314,586
Other Revenue — 6.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,250	$ 4,155,255
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915	2,016,361
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000	2,415,380
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	310	365,961
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,274,832
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	$1,310	$ 1,608,680
Green Bonds, 5.00%, 9/1/36	1,445	1,760,747
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,112,300
4.45%, 11/1/36	1,000	1,118,340
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,375,310
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855	1,909,667
		$ 19,112,833
Senior Living/Life Care — 0.7%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,887,862
		$ 1,887,862
Special Tax Revenue — 6.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	$1,100	$ 1,247,675
Green Bonds, 5.00%, 11/1/35	1,000	1,194,200
Green Bonds, 5.00%, 11/1/45	2,500	2,929,100
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450	3,490,641
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,517,420
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000	1,179,270
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,710,230
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,049,220
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,364,070
		$ 17,681,826
Water and Sewer — 13.0%
Aurora, CO, Water Revenue, Green Bonds, 5.00%, 8/1/31	$2,000	$ 2,467,380
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000	2,523,120
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	189,599
5.00%, 1/1/28	770	972,471

8
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35(1)	$1,000	$ 1,236,710
Denver City and County Board of Water Commissioners, CO, 4.00%, 9/15/33	3,000	3,737,760
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	631,920
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,204,330
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	1,000	1,247,080
Green Bonds, 5.00%, 6/1/36	1,650	2,155,114
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	617,830
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	792,415
Green Bonds, 5.00%, 10/1/28	765	1,010,619
Green Bonds, 5.00%, 10/1/30	1,000	1,233,800
Green Bonds, 5.00%, 10/1/36	1,000	1,200,050
Kansas City, MO, Water Revenue, 4.00%, 12/1/33	870	1,083,515
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,278,210
Green Bonds, 5.00%, 6/1/38	2,000	2,464,200
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	795,958
4.00%, 2/15/31	435	527,873
4.00%, 2/15/32	325	389,938
4.00%, 2/15/33	200	237,506
5.00%, 2/15/25	300	358,122
5.00%, 2/15/26	400	490,352
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500	1,898,430
Green Bonds, 5.00%, 8/1/40	1,000	1,211,400
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,703,675
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	1,000	1,234,150
		$ 35,893,527
Total Tax-Exempt Municipal Obligations (identified cost $208,235,954)		$ 220,577,621

Taxable Municipal Obligations — 1.9%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.7%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 1,024,790
2.211%, 6/1/25	1,500	1,550,865
2.361%, 6/1/26	2,000	2,074,000
		$ 4,649,655
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 667,913
		$ 667,913
Total Taxable Municipal Obligations (identified cost $5,160,000)		$ 5,317,568

Short-Term Investments — 17.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(3)	47,819,801	$ 47,819,801
Total Short-Term Investments (identified cost $47,819,801)		$ 47,819,801
Total Investments — 101.3% (identified cost $267,215,755)		$ 279,962,577
Other Assets, Less Liabilities — (1.3)%		$ (3,579,947)
Net Assets — 100.0%		$ 276,382,630

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	When-issued security.
(2)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $386,719, which represents 0.1% of the net assets of the Fund as of June 30, 2020.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.

9
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 16.3%
Texas 13.6%
Others, representing less than 10% individually54.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 2.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.6% of total investments.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(34)	Short	9/21/20	$(4,731,844)	$ (18,126)
					$(18,126)

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund
SONYMA	– State of New York Mortgage Agency
10
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $219,395,954)	$ 232,142,776
Investments in securities of affiliated issuers, at value (identified cost $47,819,801)	47,819,801
Receivable for variation margin on open futures contracts	5,312
Cash	3,400
Deposits at broker for futures contracts	57,849
Receivable for investments sold	90,000
Receivable for capital shares sold	3,897,967
Interest receivable	2,188,449
Dividends receivable - affiliated	3,271
Receivable from affiliate	16,995
Trustees' deferred compensation plan	130,141
Total assets	$286,355,961
Liabilities
Payable for when-issued securities	$ 9,514,592
Payable for capital shares redeemed	122,027
Distributions payable	22,636
Payable to affiliates:
Investment advisory fee	74,777
Administrative fee	25,638
Distribution and service fees	26,702
Sub-transfer agency fee	4,655
Trustees' deferred compensation plan	130,141
Accrued expenses	52,163
Total liabilities	$ 9,973,331
Net Assets	$276,382,630
Sources of Net Assets
Paid-in capital	$ 294,701,908
Accumulated loss	(18,319,278)
Total	$276,382,630
Class A Shares
Net Assets	$ 123,214,048
Shares Outstanding	7,434,526
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.57
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 17.22
Class C Shares
Net Assets	$ 2,036,899
Shares Outstanding	122,894
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 16.57
11
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2020
Class I Shares
Net Assets	$151,131,683
Shares Outstanding	9,094,986
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income - affiliated issuers	$ 3,271
Interest income	2,562,067
Total investment income	$2,565,338
Expenses
Investment advisory fee	$ 371,237
Administrative fee	127,281
Distribution and service fees:
Class A	148,977
Class C	8,723
Trustees' fees and expenses	6,761
Custodian fees	120
Transfer agency fees and expenses	69,638
Accounting fees	17,501
Professional fees	13,431
Registration fees	27,643
Reports to shareholders	10,039
Miscellaneous	14,653
Total expenses	$ 816,004
Waiver and/or reimbursement of expenses by affiliate	(127,625)
Net expenses	$ 688,379
Net investment income	$1,876,959
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (447,880)
Futures contracts	(318,209)
Net realized loss	$ (766,089)
Change in unrealized appreciation (depreciation):
Investment securities	$ 4,060,271
Futures contracts	(60,562)
Net change in unrealized appreciation (depreciation)	$3,999,709
Net realized and unrealized gain	$3,233,620
Net increase in net assets resulting from operations	$5,110,579
13
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,876,959	$ 3,591,371
Net realized loss	(766,089)	(394,826)
Net change in unrealized appreciation (depreciation)	3,999,709	7,609,204
Net increase in net assets from operations	$ 5,110,579	$ 10,805,749
Distributions to shareholders:
Class A	$ (1,006,437)	$ (2,472,864)
Class C	(8,106)	(17,083)
Class I	(861,873)	(1,119,204)
Total distributions to shareholders	$ (1,876,416)	$ (3,609,151)
Capital share transactions:
Class A	$ 3,730,250	$ 3,834,344
Class C	502,188	262,158
Class I	83,224,392	28,525,959
Net increase in net assets from capital share transactions	$ 87,456,830	$ 32,622,461
Net increase in net assets	$ 90,690,993	$ 39,819,059
Net Assets
At beginning of period	$ 185,691,637	$ 145,872,578
At end of period	$276,382,630	$185,691,637
14
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Financial Highlights

	Class A
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.03	$ 16.00
Income (Loss) From Operations
Net investment income(1)	$ 0.14	$ 0.35	$ 0.38	$ 0.41	$ 0.42	$ 0.42
Net realized and unrealized gain (loss)	0.21	0.75	(0.30)	0.36	(0.48)	0.03
Total income (loss) from operations	$ 0.35	$ 1.10	$ 0.08	$ 0.77	$ (0.06)	$ 0.45
Less Distributions
From net investment income	$ (0.14)	$ (0.35)	$ (0.38)	$ (0.41)	$ (0.42)	$ (0.42)
Total distributions	$ (0.14)	$ (0.35)	$ (0.38)	$ (0.41)	$ (0.42)	$ (0.42)
Net asset value — End of period	$ 16.57	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.03
Total Return(2)	2.14% (3)	7.10%	0.54%	5.00%	(0.42)%	2.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 123,214	$ 117,964	$ 108,866	$ 119,971	$ 131,474	$ 140,246
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.87% (5)	0.96%	0.95%	0.94%	0.92%	0.94%
Net expenses	0.75% (5)	0.77%	0.80%	0.80%	0.80%	0.88%
Net investment income	1.69% (5)	2.15%	2.44%	2.61%	2.62%	2.65%
Portfolio Turnover	5% (3)	18%	9%	27%	24%	41%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
15
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.05	$ 15.72
Income (Loss) From Operations
Net investment income(2)	$ 0.08	$ 0.22	$ 0.26	$ 0.29	$ 0.30	$ 0.14
Net realized and unrealized gain (loss)	0.21	0.76	(0.29)	0.37	(0.49)	0.33
Total income (loss) from operations	$ 0.29	$ 0.98	$ (0.03)	$ 0.66	$ (0.19)	$ 0.47
Less Distributions
From net investment income	$ (0.08)	$ (0.23)	$ (0.27)	$ (0.30)	$ (0.31)	$ (0.14)
Total distributions	$ (0.08)	$ (0.23)	$ (0.27)	$ (0.30)	$ (0.31)	$ (0.14)
Net asset value — End of period	$ 16.57	$ 16.36	$ 15.61	$ 15.91	$ 15.55	$ 16.05
Total Return(3)	1.76% (4)	6.29%	(0.19)%	4.25%	(1.25)%	3.03% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,037	$ 1,510	$ 1,195	$ 1,240	$ 912	$ 281
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.62% (6)	1.71%	1.69%	2.87%	3.08%	26.80% (6)
Net expenses	1.50% (6)	1.51%	1.55%	1.55%	1.55%	1.55% (6)
Net investment income	0.93% (6)	1.37%	1.69%	1.84%	1.86%	1.94% (6)
Portfolio Turnover	5% (4)	18%	9%	27%	24%	41% (4)

(1)	From July 15, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
16
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,				Period Ended December 31, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 16.40	$ 15.65	$ 15.93	$ 15.57	$ 16.06	$ 15.72
Income (Loss) From Operations
Net investment income(2)	$ 0.15	$ 0.39	$ 0.44	$ 0.46	$ 0.48	$ 0.22
Net realized and unrealized gain (loss)	0.23	0.76	(0.30)	0.36	(0.49)	0.34
Total income (loss) from operations	$ 0.38	$ 1.15	$ 0.14	$ 0.82	$ (0.01)	$ 0.56
Less Distributions
From net investment income	$ (0.16)	$ (0.40)	$ (0.42)	$ (0.46)	$ (0.48)	$ (0.22)
Total distributions	$ (0.16)	$ (0.40)	$ (0.42)	$ (0.46)	$ (0.48)	$ (0.22)
Net asset value — End of period	$ 16.62	$ 16.40	$ 15.65	$ 15.93	$ 15.57	$ 16.06
Total Return(3)	2.32% (4)	7.38%	0.92%	5.35%	(0.13)%	3.55% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 151,132	$ 66,218	$ 35,812	$ 23,193	$ 9,434	$ 1,035
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.61% (6)	0.71%	0.69%	0.76%	1.10%	4.51% (6)
Net expenses	0.50% (6)	0.49%	0.45%	0.45%	0.45%	0.45% (6)
Net investment income	1.88% (6)	2.39%	2.79%	2.93%	2.99%	3.01% (6)
Portfolio Turnover	5% (4)	18%	9%	27%	24%	41% (4)

(1)	From July 15, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
17
See Notes to Financial Statements.

Calvert
Responsible Municipal Income Fund
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public
18

Calvert
Responsible Municipal Income Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 6,247,587	$ —	$ 6,247,587
Tax-Exempt Municipal Obligations	—	220,577,621	—	220,577,621
Taxable Municipal Obligations	—	5,317,568	—	5,317,568
Short-Term Investments	—	47,819,801	—	47,819,801
Total Investments	$ —	$279,962,577	$ —	$279,962,577
Liability Description
Futures Contracts	$ (18,126)	$ —	$ —	$ (18,126)
Total	$(18,126)	$ —	$ —	$ (18,126)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service
19

Calvert
Responsible Municipal Income Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
J  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $371,237. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% for Class A, Class C and Class I, respectively, of such class' average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $127,625.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $127,281.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $148,977 and $8,723 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,630 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $10,115 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are
20

Calvert
Responsible Municipal Income Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $340, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $59,684,835 and $10,051,161, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $30,535,240 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $512,681 are short-term and $30,022,559 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$267,215,351
Gross unrealized appreciation	$ 12,930,731
Gross unrealized depreciation	(201,631)
Net unrealized appreciation	$ 12,729,100
5  Financial Instruments
A summary of futures contracts outstanding at June 30, 2020 is included in the Schedule of Investments. During the six months ended June 30, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$—	$(18,126) (1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2020 was as follows:
	Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$(318,209)	$(60,562)
The average notional cost of futures contracts (short) outstanding during the six months ended June 30, 2020 was approximately $4,540,000.
21

Calvert
Responsible Municipal Income Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2020.
7  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $47,819,801, which represents 17.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$59,438,716	$(11,618,915)	$ —	$ —	$47,819,801	$3,271	47,819,801
8  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	575,184	$ 9,489,693	902,069	$ 14,556,528
Reinvestment of distributions	55,299	912,069	139,132	2,243,717
Shares redeemed	(406,659)	(6,671,512)	(813,964)	(13,125,993)
Converted from Class C	—	—	10,180	160,092
Net increase	223,824	$ 3,730,250	237,417	$ 3,834,344
Class C
Shares sold	35,986	$ 590,310	35,154	$ 570,507
Reinvestment of distributions	486	8,021	1,045	16,879
Shares redeemed	(5,856)	(96,143)	(10,274)	(165,136)
Converted to Class A	—	—	(10,180)	(160,092)
Net increase	30,616	$ 502,188	15,745	$ 262,158
22

Calvert
Responsible Municipal Income Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	6,123,991	$100,663,810	2,091,091	$ 34,012,691
Reinvestment of distributions	49,732	822,234	65,839	1,066,988
Shares redeemed	(1,116,008)	(18,261,652)	(407,888)	(6,553,720)
Net increase	5,057,715	$ 83,224,392	1,749,042	$ 28,525,959
9  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
23

Calvert
Responsible Municipal Income Fund
June 30, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
24

Calvert
Responsible Municipal Income Fund
June 30, 2020
Board of Trustees' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Responsible Municipal Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019, while the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
25

Calvert
Responsible Municipal Income Fund
June 30, 2020
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
26

Calvert
Responsible Municipal Income Fund
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
27

Calvert
Responsible Municipal Income Fund
June 30, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
28

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24174     6.30.20

Calvert
Flexible Bond Fund
Semiannual Report
June 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report June 30, 2020
Calvert
Flexible Bond Fund

Calvert
Flexible Bond Fund
June 30, 2020
Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2014	09/30/2014	(3.34)%	(1.42)%	2.36%	2.46%
Class A with 3.75% Maximum Sales Charge	—	—	(6.97)	(5.13)	1.58	1.79
Class C at NAV	09/30/2014	09/30/2014	(3.70)	(2.09)	1.58	1.70
Class C with 1% Maximum Sales Charge	—	—	(4.65)	(3.04)	1.58	1.70
Class I at NAV	09/30/2014	09/30/2014	(3.24)	(1.18)	2.70	2.83
Class R6 at NAV	05/01/2019	09/30/2014	(3.13)	(1.04)	2.73	2.85

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.60%	1.63%	1.19%	1.04%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.99%	1.74%	0.74%	0.67%
Net	0.94	1.69	0.69	0.65

% SEC Yield[4]	Class A	Class C	Class I	Class R6
SEC 30-day Yield - Subsidized	2.38%	1.73%	2.71%	2.84%
SEC 30-day Yield - Unsubsidized	2.37	1.73	2.71	2.84
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Flexible Bond Fund
June 30, 2020
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond holdings)*

* Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Flexible Bond Fund
June 30, 2020
Endnotes and Additional Disclosures

[1]	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.
4

Calvert
Flexible Bond Fund
June 30, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During Period* (1/1/20 – 6/30/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 966.60	$4.50 **	0.92%
Class C	$1,000.00	$ 963.00	$8.15 **	1.67%
Class I	$1,000.00	$ 967.60	$3.28 **	0.67%
Class R6	$1,000.00	$ 968.70	$2.89 **	0.59%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.29	$4.62 **	0.92%
Class C	$1,000.00	$1,016.56	$8.37 **	1.67%
Class I	$1,000.00	$1,021.53	$3.37 **	0.67%
Class R6	$1,000.00	$1,021.93	$2.97 **	0.59%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Flexible Bond Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.2%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$626	$ 639,013
Avant Loans Funding Trust, Series 2018-A, Class C, 4.79%, 5/15/24(1)	2,540	2,532,855
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,153	3,024,074
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	7	7,227
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	17	16,548
Series 2018-A, Class B, 4.65%, 1/15/23(1)	91	89,853
Series 2019-A, Class A, 3.40%, 10/16/23(1)	69	67,631
Series 2019-A, Class B, 4.36%, 10/16/23(1)	2,042	1,997,678
Series 2019-B, Class B, 3.62%, 6/17/24(1)	1,685	1,623,169
Consumer Loan Underlying Bond Credit Trust, Series 2017-P2, Class B, 3.56%, 1/15/24(1)	365	365,308
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	974	1,016,597
Series 2016-1A, Class A2, 6.125%, 7/20/46(1)	866	879,319
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	390	414,486
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	861	883,173
ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49(1)	490	482,840
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	1,528	1,449,080
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	78	62,875
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	481	489,869
Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49(1)	2,577	2,216,637
Horizon Aircraft Finance II, Ltd.:
Series 2019-1, Class B, 4.703%, 7/15/39(1)	626	376,663
Series 2019-1, Class C, 6.90%, 7/15/39(1)	636	267,060
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B, 4.458%, 11/15/39(1)	268	162,043
InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46(1)	200	200,393
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	701	723,726
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	405	399,119
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	243	144,584
Marlette Funding Trust, Series 2018-3A, Class C, 4.63%, 9/15/28(1)	1,085	1,054,291
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	710	645,114
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	100	100,966
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	$420	$ 421,516
OneMain Financial Issuance Trust, Series 2016-1A, Class B, 4.57%, 2/20/29(1)	1,153	1,154,424
Oportun Funding VIII, LLC:
Series 2018-A, Class A, 3.61%, 3/8/24(1)	500	501,107
Series 2018-A, Class B, 4.45%, 3/8/24(1)	1,540	1,499,180
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	737	743,842
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	698	678,760
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	537	465,168
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	472	468,298
Series 2017-2A, Class C, 5.37%, 9/15/23(1)	542	534,388
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	497	495,830
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	3,380	3,388,758
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	8	8,212
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	1,953	1,976,404
Sierra Timeshare Receivables Funding, LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(1)	97	96,582
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	562	545,936
Series 2020-A, Class A, 2.62%, 12/15/26(1)	842	812,355
SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44(1)	525	512,444
SolarCity LMC Series III, LLC:
Series 2014-2, Class A, 4.02%, 7/20/44(1)	603	598,908
Series 2014-2, Class B, 5.44%, 7/20/44(1)	256	249,158
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,612	1,698,696
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	1,204	1,219,342
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,639	2,773,315
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	196,820
Sunnova Helios II Issuer, LLC., Series 2018-1A, Class B, 7.71%, 7/20/48(1)	666	629,592
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	201	197,131
Tesla Auto Lease Trust, Series 2019-A, Class E, 5.48%, 5/22/23(1)	605	619,600
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	353	149,996
Vantage Data Centers Issuer, LLC, Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,002	1,020,487

6
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	$267	$ 148,316
Series 2020-A, Class C, 6.657%, 3/15/45(1)	242	100,303
Total Asset-Backed Securities (identified cost $48,157,683)		$ 46,237,059

Collateralized Mortgage-Backed Obligations — 11.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2020-1A, Class M1A, 2.845%, (1 mo. USD LIBOR + 2.65%), 6/25/30(1)(2)	$470	$ 471,257
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.435%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	1,000	1,044,093
Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	1,898	1,918,803
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	2,205	2,174,022
Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	860	858,051
Series 2019-DNA2, Class M2, 2.635%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(2)	710	703,349
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	3,313	3,252,935
Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	905	889,143
Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	381	374,983
Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(2)	151	146,974
Series 2020-DNA3, Class B1, (1 mo. USD LIBOR + 5.10%), 6/25/50(1)(3)	79	79,000
Series 2020-DNA3, Class M2, (1 mo. USD LIBOR + 3.00%), 6/25/50(1)(3)	76	76,000
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	830	745,204
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	1,714	1,551,986
Series 2014-C04, Class 1M2, 5.085%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	1,209	1,259,345
Series 2017-C05, Class 1M2, 2.385%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	2,048	2,045,746
Series 2018-C06, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	406	402,011
Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	920	912,738
Series 2019-R02, Class 1M2, 2.485%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	2,120	2,097,895
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(2)	$527	$ 523,506
Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	747	742,572
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	690	693,109
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	640	633,178
Total Collateralized Mortgage-Backed Obligations (identified cost $23,701,319)		$ 23,595,900

Commercial Mortgage-Backed Securities — 9.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	$3,865	$ 2,491,729
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(5)	1,555	957,641
Citigroup Commercial Mortgage Trust:
Series 2017-MDRB, Class A, 1.285%, (1 mo. USD LIBOR + 1.10%), 7/15/30(1)(2)	1,263	1,203,598
Series 2017-MDRC, Class C, 1.485%, (1 mo. USD LIBOR + 1.30%), 7/15/30(1)(2)	600	564,504
Series 2017-MDRC, Class D, 2.435%, (1 mo. USD LIBOR + 2.25%), 7/15/30(1)(2)	2,175	1,980,106
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	300	275,213
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	785	725,058
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	1,000	944,962
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	605	546,220
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 2.285%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)	3,385	2,873,777
Series 2019-BPR, Class C, 3.235%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)	960	781,720
Motel 6 Trust:
Series 2017-MTL6, Class B, 1.375%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(2)	1,184	1,140,239
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	967	922,302
Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(2)	325	307,067
Series 2017-MTL6, Class E, 3.435%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	365	336,838

7
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
RETL Trust, Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(2)	$3,370	$ 3,059,682
Total Commercial Mortgage-Backed Securities (identified cost $22,122,978)		$ 19,110,656

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Technology — 0.5%
Western Digital Corp., 1.50%, 2/1/24	$1,055	$ 997,011
Total Convertible Bonds (identified cost $996,668)		$ 997,011

Corporate Bonds — 38.4%

Security	Principal Amount (000's omitted)*	Value
Communications — 2.4%
AT&T, Inc., 3.65%, 6/1/51	1,416	$ 1,484,032
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	955	1,086,871
Discovery Communications, LLC:
3.625%, 5/15/30	212	232,341
5.20%, 9/20/47	1,006	1,171,765
Sprint Corp., 7.25%, 9/15/21	980	1,028,515
		$ 5,003,524
Consumer, Cyclical — 7.7%
American Airlines Pass-Through Trust:
5.25%, 1/15/24	113	$ 74,908
5.60%, 7/15/20(1)	3,387	3,404,846
5.625%, 1/15/21(1)	1,075	971,732
Aptiv PLC, 5.40%, 3/15/49	737	772,341
Azul Investments, LLP, 5.875%, 10/26/24(1)	965	453,690
Delta Air Lines, Inc., 7.375%, 1/15/26	1,030	997,529
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	1,236	1,173,111
1.636%, (3 mo. USD LIBOR + 1.08%), 8/3/22(2)	3,225	2,943,877
3.087%, 1/9/23	481	458,302
Macy's Retail Holdings, Inc.:
3.45%, 1/15/21	829	787,550
3.625%, 6/1/24(6)	2,300	1,677,758
Macy's, Inc., 8.375%, 6/15/25(1)	56	55,825
Security	Principal Amount (000's omitted)*	Value
Consumer, Cyclical (continued)
Marriott International, Inc., 0.95%, (3 mo. USD LIBOR + 0.60%), 12/1/20(2)	815	$ 811,383
Nordstrom, Inc.:
4.375%, 4/1/30	905	711,218
5.00%, 1/15/44	1,130	801,127
		$ 16,095,197
Consumer, Non-cyclical — 2.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	441	$ 439,898
4.25%, 11/1/29(1)	514	515,285
Centene Corp.:
3.375%, 2/15/30	560	566,314
4.25%, 12/15/27	367	379,561
4.625%, 12/15/29	418	443,611
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	319	334,909
Grupo KUO SAB de CV, 5.75%, 7/7/27(1)	1,195	1,103,654
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	595	644,147
		$ 4,427,379
Energy — 1.6%
National Oilwell Varco, Inc., 3.60%, 12/1/29	1,254	$ 1,231,653
Oceaneering International, Inc., 4.65%, 11/15/24	644	488,232
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,000	1,017,310
5.00%, 1/31/28(1)	481	503,759
		$ 3,240,954
Financial — 13.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.125%, 7/3/23	770	$ 753,345
4.50%, 9/15/23(7)	722	722,617
6.50%, 7/15/25	422	442,567
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,166	1,190,144
AG Issuer, LLC, 6.25%, 3/1/28(1)	794	740,405
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	1,229	1,109,941
Arch Capital Group, Ltd., 3.635%, 6/30/50	707	743,205
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	959	979,094
Banco BTG Pactual S.A., 4.50%, 1/10/25(1)	1,000	982,200
Banco Santander S.A., 1.45%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	1,165	1,150,170
Bank of Montreal, 3.803% to 12/15/27, 12/15/32(8)	580	624,733
BankUnited, Inc., 5.125%, 6/11/30	1,900	1,941,759
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(8)	1,518	1,417,577

8
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Financial (continued)
Capital One Financial Corp., 1.48%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)		2,550	$ 2,505,403
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)		615	621,344
Discover Financial Services, 6.125% to 6/23/25(8)(9)		1,561	1,605,020
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)		1,047	1,070,013
6.00%, 4/15/25(1)		74	77,654
Iron Mountain, Inc., 5.00%, 7/15/28(1)		260	254,638
JPMorgan Chase & Co., 2.956% to 5/13/30, 5/13/31(8)		511	544,553
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)		631	662,453
Newmark Group, Inc., 6.125%, 11/15/23		545	546,662
Radian Group, Inc.:
4.875%, 3/15/27		1,300	1,225,815
6.625%, 3/15/25		730	749,619
Standard Chartered PLC, 6.00% to 7/26/25(1)(6)(8)(9)		743	744,858
Stifel Financial Corp., 4.00%, 5/15/30		1,185	1,257,375
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(8)		856	867,057
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(8)		313	306,945
Truist Financial Corp., 5.10% to 3/1/30(8)(9)		1,367	1,414,982
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(8)		332	335,262
5.861% to 6/19/27, 6/19/32(1)(8)		500	526,072
			$ 28,113,482
Government - Multinational — 0.8%
International Finance Corp., 7.50%, 5/9/22	BRL	8,105	$ 1,605,388
			$ 1,605,388
Industrial — 5.3%
AP Moller - Maersk A/S, 4.50%, 6/20/29(1)		680	$ 732,193
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		648	643,950
Cemex SAB de CV, 7.375%, 6/5/27(1)		370	376,845
Ellaktor Value PLC, 6.375%, 12/15/24(1)	EUR	775	734,885
FedEx Corp., 4.10%, 2/1/45		739	753,808
Ingram Micro, Inc., 5.45%, 12/15/24		187	188,711
Jabil, Inc., 3.60%, 1/15/30		2,037	2,136,874
JSL Europe S.A., 7.75%, 7/26/24(1)		1,395	1,384,538
nVent Finance S.a.r.l., 4.55%, 4/15/28		925	990,909
Owens Corning:
4.30%, 7/15/47		1,276	1,300,024
4.40%, 1/30/48		650	678,487
Valmont Industries, Inc., 5.00%, 10/1/44		685	713,781
Security	Principal Amount (000's omitted)*	Value
Industrial (continued)
Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	508	$ 508,000
		$ 11,143,005
Technology — 3.6%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,176	$ 1,178,193
DXC Technology Co.:
4.00%, 4/15/23	1,097	1,152,083
4.125%, 4/15/25	788	839,895
4.75%, 4/15/27	586	642,954
Hewlett Packard Enterprise Co., 2.093%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	325	324,444
HP, Inc., 3.40%, 6/17/30	1,650	1,699,754
Seagate HDD Cayman:
4.091%, 6/1/29(1)	267	279,754
5.75%, 12/1/34	1,170	1,293,008
		$ 7,410,085
Utilities — 1.4%
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	790	$ 823,773
Sempra Energy, 4.875% to 10/15/25(8)(9)	2,080	2,085,200
		$ 2,908,973
Total Corporate Bonds (identified cost $81,278,000)		$ 79,947,987

Floating Rate Loans(10) — 2.9%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$345	$ 326,446
		$ 326,446
Drugs — 0.2%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$508	$ 500,575
		$ 500,575
Electronics/Electrical — 1.2%
Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$764	$ 749,781
Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	96	92,955

9
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	$719	$ 700,081
MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	62	58,046
Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	418	391,999
SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	158	152,927
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	122	116,706
SS&C Technologies, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 4/16/25	177	169,374
		$ 2,431,869
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$175	$ 164,005
		$ 164,005
Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$461	$ 443,587
		$ 443,587
Insurance — 0.4%
Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$936	$ 907,900
		$ 907,900
Leisure Goods/Activities/Movies — 0.1%
Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$138	$ 131,752
		$ 131,752
Lodging and Casinos — 0.0%(11)
ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$80	$ 76,329
		$ 76,329
Super Retail — 0.1%
PetSmart, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 3/11/22	$273	$ 270,085
		$ 270,085
Telecommunications — 0.4%
CenturyLink, Inc., Term Loan, 2.428%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$472	$ 447,000
Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$142	$ 134,240
Ziggo Financing Partnership, Term Loan, 2.685%, (1 mo. USD LIBOR + 2.50%), 4/30/28	275	260,562
		$ 841,802
Total Floating Rate Loans (identified cost $6,309,358)		$ 6,094,350

Mutual Funds — 1.2%

Security	Shares	Value
Fixed-Income Mutual Funds — 1.2%
Calvert Floating-Rate Advantage Fund, Class R6(12)	280,702	$ 2,526,315
Total Mutual Funds (identified cost $2,349,632)		$ 2,526,315

Preferred Stocks — 1.5%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	76,808	$ 1,245,826
		$ 1,245,826
Real Estate Management & Development — 0.9%
Brookfield Property Partners, L.P., Series A, 5.75%	110,000	$ 1,821,600
		$ 1,821,600
Total Preferred Stocks (identified cost $4,266,327)		$ 3,067,426

Sovereign Government Bonds — 0.5%

Security	Principal Amount (000's omitted)		Value
Kreditanstalt fuer Wiederaufbau, 1.25%, 8/28/23	NOK	9,300	$ 989,632
Total Sovereign Government Bonds (identified cost $1,025,862)			$ 989,632

10
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 8.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.625%, 4/15/23(13)	$2,457	$ 2,557,772
0.75%, 7/15/28(13)	5,097	5,752,361
U.S. Treasury Notes:
1.625%, 10/15/20	4,127	4,144,255
1.75%, 10/31/20	4,128	4,149,466
Total U.S. Treasury Obligations (identified cost $15,894,905)		$ 16,603,854

Short-Term Investments — 5.0%
Other — 4.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(14)	8,578,340	$ 8,578,340
Total Other (identified cost $8,578,340)		$ 8,578,340
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(15)	1,918,025	$ 1,918,025
Total Securities Lending Collateral (identified cost $1,918,025)		$ 1,918,025
Total Short-Term Investments (identified cost $10,496,365)		$ 10,496,365
Total Investments — 100.8% (identified cost $216,599,097)		$ 209,666,555
Other Assets, Less Liabilities — (0.8)%		$ (1,671,232)
Net Assets — 100.0%		$ 207,995,323

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $101,108,798, which represents 48.6% of the net assets of the Fund as of June 30, 2020.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(3)	When-issued, variable rate security whose interest rate will be determined after June 30, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2020.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(6)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $1,903,974.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(11)	Amount is less than 0.05%.
(12)	Affiliated fund (see Note 8).
(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(14)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(15)	Represents investment of cash collateral received in connection with securities lending.

11
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	882,118	EUR	800,963	State Street Bank and Trust Company	8/31/20	$ —	$ (18,941)
						$ —	$(18,941)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	(6)	Short	9/30/20	$ (754,453)	$ (2,166)
U.S. Ultra 10-Year Treasury Note	(112)	Short	9/21/20	(17,638,250)	(214,298)
U.S. Ultra-Long Treasury Bond	(26)	Short	9/21/20	(5,672,063)	(99,683)
					$(316,147)

Abbreviations:
LIBOR	– London Interbank Offered Rate

Currency Abbreviations:
BRL	– Brazilian Real
EUR	– Euro
NOK	– Norwegian Krone
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Statement of Assets and Liabilities (Unaudited)

June 30, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $205,671,125) - including $1,903,974 of securities on loan	$ 198,561,900
Investments in securities of affiliated issuers, at value (identified cost $10,927,972)	11,104,655
Receivable for variation margin on open futures contracts	54,999
Cash	35,552
Deposits at broker for futures contracts	615,800
Receivable for investments sold	4,298,317
Receivable for capital shares sold	581,377
Interest receivable	1,205,617
Dividends receivable - affiliated	11,264
Securities lending income receivable	102
Tax reclaims receivable	391
Receivable from affiliate	2,616
Trustees' deferred compensation plan	137,047
Total assets	$216,609,637
Liabilities
Payable for open forward foreign currency exchange contracts	$ 18,941
Payable for investments purchased	390,326
Payable for when-issued securities/forward purchase commitments	4,908,846
Payable for capital shares redeemed	1,068,326
Distributions payable	24,480
Deposits for securities loaned	1,918,025
Payable to affiliates:
Investment advisory fee	59,591
Administrative fee	20,431
Distribution and service fees	5,639
Sub-transfer agency fee	1,593
Trustees' deferred compensation plan	137,047
Accrued expenses	61,069
Total liabilities	$ 8,614,314
Net Assets	$207,995,323
Sources of Net Assets
Paid-in capital	$ 217,695,474
Accumulated loss	(9,700,151)
Total	$207,995,323
Class A Shares
Net Assets	$ 22,453,996
Shares Outstanding	1,554,933
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.44
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 15.00
Class C Shares
Net Assets	$ 1,202,324
Shares Outstanding	83,211
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 14.45
13
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Statement of Assets and Liabilities (Unaudited) — continued

June 30, 2020
Class I Shares
Net Assets	$145,607,838
Shares Outstanding	10,109,555
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.40
Class R6 Shares
Net Assets	$ 38,731,165
Shares Outstanding	2,688,718
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 14.41

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2020
Investment Income
Dividend income	$ 128,801
Dividend income - affiliated issuers	56,821
Interest and other income (net of foreign taxes withheld of $457)	3,667,245
Securities lending income, net	970
Total investment income	$ 3,853,837
Expenses
Investment advisory fee	$ 364,894
Administrative fee	125,107
Distribution and service fees:
Class A	29,779
Class C	6,048
Trustees' fees and expenses	6,072
Custodian fees	5,206
Transfer agency fees and expenses	84,544
Accounting fees	21,691
Professional fees	13,412
Registration fees	39,843
Reports to shareholders	13,435
Miscellaneous	21,431
Total expenses	$ 731,462
Waiver and/or reimbursement of expenses by affiliate	(8,589)
Net expenses	$ 722,873
Net investment income	$ 3,130,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 253,152
Investment securities - affiliated issuers	(108,151)
Futures contracts	(1,867,040)
Foreign currency transactions	(25,798)
Forward foreign currency exchange contracts	10,051
Net realized loss	$ (1,737,786)
Change in unrealized appreciation (depreciation):
Investment securities	$ (9,250,516)
Investment securities - affiliated issuers	162,780
Futures contracts	(507,128)
Foreign currency	(553)
Forward foreign currency exchange contracts	(18,941)
Net change in unrealized appreciation (depreciation)	$ (9,614,358)
Net realized and unrealized loss	$(11,352,144)
Net decrease in net assets from operations	$ (8,221,180)
15
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,130,964	$ 5,583,799
Net realized gain (loss)	(1,737,786)	159,412
Net change in unrealized appreciation (depreciation)	(9,614,358)	5,222,614
Net increase (decrease) in net assets from operations	$ (8,221,180)	$ 10,965,825
Distributions to shareholders:
Class A	$ (333,822)	$ (788,427)
Class C	(12,424)	(22,156)
Class I	(2,162,235)	(3,947,078)
Class R6	(654,521)	(920,960) (1)
Total distributions to shareholders	$ (3,163,002)	$ (5,678,621)
Capital share transactions:
Class A	$ (3,035,628)	$ 1,811,471
Class C	236,383	64,652
Class I	21,485,038	8,765,459
Class R6	(413,503)	40,991,848 (1)
Net increase in net assets from capital share transactions	$ 18,272,290	$ 51,633,430
Net increase in net assets	$ 6,888,108	$ 56,920,634
Net Assets
At beginning of period	$ 201,107,215	$ 144,186,581
At end of period	$207,995,323	$201,107,215

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
16
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Financial Highlights

	Class A
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.15	$ 14.64	$ 15.07	$ 15.08	$ 14.78	$ 14.93
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.46	$ 0.44	$ 0.37	$ 0.49	$ 0.43
Net realized and unrealized gain (loss)	(0.71)	0.52	(0.42)	0.11	0.42	(0.19)
Total income (loss) from operations	$ (0.51)	$ 0.98	$ 0.02	$ 0.48	$ 0.91	$ 0.24
Less Distributions
From net investment income	$ (0.20)	$ (0.47)	$ (0.45)	$ (0.37)	$ (0.48)	$ (0.38)
From net realized gain	—	—	—	(0.12)	(0.13)	(0.01)
Total distributions	$ (0.20)	$ (0.47)	$ (0.45)	$ (0.49)	$ (0.61)	$ (0.39)
Net asset value — End of period	$ 14.44	$ 15.15	$ 14.64	$ 15.07	$ 15.08	$ 14.78
Total Return(2)	(3.34)% (3)	6.76%	0.12%	3.21%	6.24%	1.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 22,454	$ 26,711	$ 24,045	$ 15,220	$ 17,022	$ 12,497
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.93% (5)	0.96%	0.93%	1.09%	1.20%	1.64%
Net expenses	0.92% (5)	0.94%	0.93%	1.08%	1.10%	1.10%
Net investment income	2.77% (5)	3.05%	2.96%	2.41%	3.30%	2.90%
Portfolio Turnover	57% (3)	87%	88%	111%	104%	132%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
17
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.16	$ 14.65	$ 15.08	$ 15.09	$ 14.79	$ 14.93
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.35	$ 0.33	$ 0.26	$ 0.38	$ 0.32
Net realized and unrealized gain (loss)	(0.71)	0.52	(0.42)	0.10	0.42	(0.19)
Total income (loss) from operations	$ (0.56)	$ 0.87	$ (0.09)	$ 0.36	$ 0.80	$ 0.13
Less Distributions
From net investment income	$ (0.15)	$ (0.36)	$ (0.34)	$ (0.25)	$ (0.37)	$ (0.26)
From net realized gain	—	—	—	(0.12)	(0.13)	(0.01)
Total distributions	$ (0.15)	$ (0.36)	$ (0.34)	$ (0.37)	$ (0.50)	$ (0.27)
Net asset value — End of period	$ 14.45	$ 15.16	$ 14.65	$ 15.08	$ 15.09	$ 14.79
Total Return(2)	(3.70)% (3)	6.03%	(0.68)%	2.41%	5.46%	0.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1,202	$ 1,031	$ 934	$ 649	$ 1,126	$ 900
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.68% (5)	1.71%	1.68%	3.42%	3.33%	4.43%
Net expenses	1.67% (5)	1.70%	1.68%	1.84%	1.85%	1.85%
Net investment income	2.02% (5)	2.30%	2.20%	1.69%	2.57%	2.13%
Portfolio Turnover	57% (3)	87%	88%	111%	104%	132%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
18
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.11	$ 14.60	$ 15.02	$ 15.04	$ 14.74	$ 14.93
Income (Loss) From Operations
Net investment income(1)	$ 0.22	$ 0.50	$ 0.48	$ 0.43	$ 0.56	$ 0.48
Net realized and unrealized gain (loss)	(0.71)	0.52	(0.41)	0.10	0.42	(0.19)
Total income (loss) from operations	$ (0.49)	$ 1.02	$ 0.07	$ 0.53	$ 0.98	$ 0.29
Less Distributions
From net investment income	$ (0.22)	$ (0.51)	$ (0.49)	$ (0.43)	$ (0.55)	$ (0.47)
From net realized gain	—	—	—	(0.12)	(0.13)	(0.01)
Total distributions	$ (0.22)	$ (0.51)	$ (0.49)	$ (0.55)	$ (0.68)	$ (0.48)
Net asset value — End of period	$ 14.40	$ 15.11	$ 14.60	$ 15.02	$ 15.04	$ 14.74
Total Return(2)	(3.24)% (3)	7.06%	0.43%	3.59%	6.73%	1.93%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 145,608	$ 132,062	$ 119,207	$ 93,868	$ 54,389	$ 39,101
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.68% (5)	0.71%	0.68%	0.70%	0.68%	1.11%
Net expenses	0.67% (5)	0.67%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.01% (5)	3.32%	3.22%	2.82%	3.76%	3.25%
Portfolio Turnover	57% (3)	87%	88%	111%	104%	132%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
19
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Financial Highlights — continued

Class R6
	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)

Net asset value — Beginning of period	$ 15.11	$ 15.00
Income (Loss) From Operations
Net investment income	$ 0.22(2)	$ 0.33
Net realized and unrealized gain (loss)	(0.69)	0.11
Total income (loss) from operations	$ (0.47)	$ 0.44
Less Distributions
From net investment income	$ (0.23)	$ (0.33)
Total distributions	$ (0.23)	$ (0.33)
Net asset value — End of period	$ 14.41	$ 15.11
Total Return(3)	(3.13)% (4)	2.97% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 38,731	$ 41,304
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.60% (6)	0.61% (6)
Net expenses	0.59% (6)	0.61% (6)
Net investment income	3.11% (6)	3.27% (6)
Portfolio Turnover	57% (4)	87% (7)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended December 31, 2019.
20
See Notes to Financial Statements.

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Flexible Bond Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade
21

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 46,237,059	$ —	$ 46,237,059
Collateralized Mortgage-Backed Obligations	—	23,595,900	—	23,595,900
Commercial Mortgage-Backed Securities	—	19,110,656	—	19,110,656
Convertible Bonds	—	997,011	—	997,011
Corporate Bonds	—	79,947,987	—	79,947,987
Floating Rate Loans	—	6,094,350	—	6,094,350
Mutual Funds	2,526,315	—	—	2,526,315
Preferred Stocks	3,067,426	—	—	3,067,426
Sovereign Government Bonds	—	989,632	—	989,632
U.S. Treasury Obligations	—	16,603,854	—	16,603,854
Short-Term Investments:
Other	—	8,578,340	—	8,578,340
Securities Lending Collateral	1,918,025	—	—	1,918,025
Total Investments	$7,511,766	$202,154,789	$ —	$209,666,555
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (18,941)	$ —	$ (18,941)
Futures Contracts	(316,147)	—	—	(316,147)
Total	$ (316,147)	$ (18,941)	$ —	$ (335,088)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
22

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
23

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase or sell securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements— The interim financial statements relating to June 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the investment advisory fee amounted to $364,894. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68%, 0.68% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2021. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the six months ended June 30, 2020, CRM waived or reimbursed expenses of $8,589.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended June 30, 2020, CRM was paid administrative fees of $125,107.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended June 30, 2020 amounted to $29,779 and $6,048 for Class A shares and Class C shares, respectively.
24

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The Fund was informed that EVD received $2,077 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2020. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $3,772 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an Advisory Council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consists of CRM’s Chief Executive Officer and three additional members. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, shall be borne by the Calvert funds. For the six months ended June 30, 2020, the Fund’s allocated portion of the Advisory Council compensation and fees was $262, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns and principal repayments on floating rate loans, were $108,323,882 and $73,600,969, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $26,795,250 and $32,744,871, respectively.
4  Distributions to Shareholders and Income Tax Information
At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $430,314 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $397,669 are short-term and $32,645 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$216,652,313
Gross unrealized appreciation	$ 3,757,224
Gross unrealized depreciation	(11,078,070)
Net unrealized depreciation	$ (7,320,846)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2020 is included in the Schedule of Investments. At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended June 30, 2020, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
25

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Interest Rate Risk: During the six months ended June 30, 2020, the Fund used futures contracts and options thereon to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $18,941. At June 30, 2020, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (18,941)
Interest rate	Futures contracts	Accumulated loss	—	(316,147) (1)
Total			$ —	$(335,088)
Derivatives not subject to master netting agreement			$ —	$(316,147)
Total Derivatives subject to master netting agreement			$ —	$ (18,941)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of June 30, 2020.
26

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(18,941)	$ —	$ —	$ —	$(18,941)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2020 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities - unaffiliated issuers(1)	$ —	$ 6,988	$ 6,988
Forward foreign currency exchange contracts	10,051	—	10,051
Futures contracts	—	(1,867,040)	(1,867,040)
Total	$ 10,051	$(1,860,052)	$(1,850,001)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (18,941)	$ —	$ (18,941)
Futures contracts	—	(507,128)	(507,128)
Total	$(18,941)	$ (507,128)	$ (526,069)

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$646,000	$13,787,000	$754,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended June 30, 2020, which is indicative of the volume of this derivative type, was approximately 29 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
27

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2020, the total value of securities on loan, including accrued interest, was $1,909,419 and the total value of collateral received was $1,918,025, comprised of cash.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$1,918,025	$ —	$ —	$ —	$1,918,025
The carrying amount of the liability for deposits for securities loaned at June 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2020.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2020.
8  Affiliated Funds
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $11,104,655, which represents 5.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Mutual Fund
Calvert Floating-Rate Advantage Fund, Class R6	$1,518,277	$ 2,659,899	$ (1,706,490)	$ (108,151)	$ 162,780	$ 2,526,315	$ 55,459	280,702
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	35,685,954	(27,107,614)	—	—	8,578,340	1,362	8,578,340
Totals				$(108,151)	$162,780	$11,104,655	$56,821
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
28

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended June 30, 2020 and the year ended December 31, 2019 were as follows:
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	490,497	$ 7,088,332	856,242	$ 12,870,647
Reinvestment of distributions	17,652	254,620	39,158	588,809
Shares redeemed	(717,244)	(10,390,950)	(779,491)	(11,719,631)
Converted from Class C	831	12,370	4,790	71,646
Net increase (decrease)	(208,264)	$ (3,035,628)	120,699	$ 1,811,471
Class C
Shares sold	25,326	$ 380,148	24,529	$ 369,562
Reinvestment of distributions	805	11,595	1,369	20,590
Shares redeemed	(10,138)	(142,990)	(16,863)	(253,854)
Converted to Class A	(831)	(12,370)	(4,790)	(71,646)
Net increase	15,162	$ 236,383	4,245	$ 64,652
Class I
Shares sold	4,475,397	$ 64,900,881	5,904,013	$ 88,472,494
Reinvestment of distributions	140,683	2,017,311	243,253	3,647,847
Shares redeemed	(3,247,251)	(45,433,154)	(5,570,716)	(83,354,882)
Net increase	1,368,829	$ 21,485,038	576,550	$ 8,765,459
Class R6
Shares sold	264,135	$ 3,960,508	3,130,344	$ 46,964,452
Reinvestment of distributions	45,553	654,521	61,205	920,960
Shares redeemed	(354,317)	(5,028,532)	(458,202)	(6,893,564)
Net increase (decrease)	(44,629)	$ (413,503)	2,733,347	$ 40,991,848

(1)	For Class R6, for the period from the commencement of operations, May 1, 2019, to December 31, 2019.
At June 30, 2020, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 8.9% and 9.8%, respectively, of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
29

Calvert
Flexible Bond Fund
June 30, 2020
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
30

Calvert
Flexible Bond Fund
June 30, 2020
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    • Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
31

Calvert
Flexible Bond Fund
June 30, 2020
Board of Trustees' Contract Approval — continued

Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Flexible Bond Fund (formerly Calvert Absolute Return Bond Fund) (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and five-year periods ended September 30, 2019, while its performance had been at the median of its peer universe for the three-year period ended September 30, 2019. The data also indicated that the Fund had outperformed its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser
32

Calvert
Flexible Bond Fund
June 30, 2020
Board of Trustees' Contract Approval — continued

and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
33

Calvert
Flexible Bond Fund
June 30, 2020
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
34

Calvert
Flexible Bond Fund
June 30, 2020
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
35

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.calvert.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
36

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24176     6.30.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ John H. Streur
John H. Streur
President

Date: August 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: August 19, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 19, 2020